Wells Fargo Funds Trust

Registration Nos. 333-74295; 811-09253

CERTIFICATE PURSUANT TO

17 C.F.R. 230.497(j)

The undersigned hereby certifies on behalf of Wells Fargo Funds Trust (the “Trust”) that the Prospectuses and related Statements of Additional Information describing the Equity Gateway, Income, International Stock, Large Cap, Money Market, Municipal and Small/Mid Cap Stock Funds of the Trust, all of which would have been filed pursuant to 17 C.F.R. 230.497(c), do not differ materially from the Prospectuses and Statements of Additional Information for the aforementioned Funds contained in Post-Effective Amendment No. 123 to the Trust’s Registration Statement on Form N-1A filed pursuant to Rule 485(b) under the Securities Act of 1933 (the “1933 Act”) on March 31, 2008; provided, however, that the Prospectuses and Statements of Additional Information for the Equity Gateway and Large Cap Funds of the Trust were supplemented pursuant to Rule 497 of the 1933 Act on April 1, 2008 to reflect the departure of Brandon M. Nelson from Wells Capital Management, Inc., who resigned his position as a Portfolio Manager of the Emerging Growth, Large Cap Growth and Growth Funds, effective April 1, 2008.

IN WITNESS WHEREOF, the Trust has caused this certificate to be executed and witnessed in its name and on its behalf by the undersigned on the 4th day of April, 2008.

Witness:	WELLS FARGO FUNDS TRUST

By: /s/__Johanne Castro_____                                          By: /s/__Carol Lorts____

Name: Johanne F. Castro		Carol Lorts
Title:	Assistant Secretary	Assistant Secretary